Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000151917 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000151917 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000151917 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201707 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	7.70%
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000201707 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	11.60%
Percent of Net Long Exposure	(10.10%)
C000201707 | Asset Report 4 ColumnDeveloped Markets Equity Call Options
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.10%
C000201707 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	331.60%
Percent of Total Long Exposure	131.60%
Percent of Total Short Exposure	199.90%
Percent of Net Long Exposure	(68.30%)
C000201707 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	61.80%
Percent of Total Long Exposure	61.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	61.80%
C000201707 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	16.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.60%
Percent of Net Long Exposure	(16.60%)
C000201707 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	16.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.10%
Percent of Net Long Exposure	(16.10%)
C000201707 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	4.90%
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000201707 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	4.90%
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000201707 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	91.60%
Percent of Total Long Exposure	91.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.60%
C000201707 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	62.50%
Percent of Total Long Exposure	62.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	62.50%
C000169918 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	7.70%
Percent of Total Long Exposure	7.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.70%
C000169918 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	11.60%
Percent of Net Long Exposure	(10.10%)
C000169918 | Asset Report 4 ColumnDeveloped Markets Equity Call Options
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.10%
C000169918 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	331.60%
Percent of Total Long Exposure	131.60%
Percent of Total Short Exposure	199.90%
Percent of Net Long Exposure	(68.30%)
C000169918 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	61.80%
Percent of Total Long Exposure	61.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	61.80%
C000169918 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	16.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.60%
Percent of Net Long Exposure	(16.60%)
C000169918 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	16.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.10%
Percent of Net Long Exposure	(16.10%)
C000169918 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	4.90%
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000169918 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	4.90%
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	4.90%
C000169918 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	91.60%
Percent of Total Long Exposure	91.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	91.60%
C000169918 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	62.50%
Percent of Total Long Exposure	62.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	62.50%
C000226253 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	5.20%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000226253 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	313.90%
Percent of Total Long Exposure	124.70%
Percent of Total Short Exposure	189.20%
Percent of Net Long Exposure	(64.50%)
C000226253 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	52.80%
Percent of Total Long Exposure	52.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	52.80%
C000226253 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	16.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.60%
Percent of Net Long Exposure	(16.60%)
C000226253 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	16.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.10%
Percent of Net Long Exposure	(16.10%)
C000226253 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000226253 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000226253 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	94.70%
Percent of Total Long Exposure	94.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	94.70%
C000226253 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000226252 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	5.20%
Percent of Total Long Exposure	5.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.20%
C000226252 | Asset Report 4 ColumnDeveloped Markets Equity Put Options
Holdings [Line Items]
Percent of Total Investments	313.90%
Percent of Total Long Exposure	124.70%
Percent of Total Short Exposure	189.20%
Percent of Net Long Exposure	(64.50%)
C000226252 | Asset Report 4 ColumnFixed Income
Holdings [Line Items]
Percent of Total Investments	52.80%
Percent of Total Long Exposure	52.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	52.80%
C000226252 | Asset Report 4 ColumnFixed Income Call Options
Holdings [Line Items]
Percent of Total Investments	16.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.60%
Percent of Net Long Exposure	(16.60%)
C000226252 | Asset Report 4 ColumnFixed Income Put Options
Holdings [Line Items]
Percent of Total Investments	16.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	16.10%
Percent of Net Long Exposure	(16.10%)
C000226252 | Asset Report 4 ColumnInterest Rate Call Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000226252 | Asset Report 4 ColumnInterest Rate Put Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000226252 | Asset Report 4 ColumnShort-term investments
Holdings [Line Items]
Percent of Total Investments	94.70%
Percent of Total Long Exposure	94.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	94.70%
C000226252 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000201713 | Asset Report 4 ColumnEU Aerospace and Defense Sector Options
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000201713 | Asset Report 4 ColumnGBP 10yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000201713 | Asset Report 4 ColumnGBP 10yr Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	2.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(2.00%)
C000201713 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	66.00%
Percent of Total Long Exposure	66.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	66.00%
C000201713 | Asset Report 4 ColumnLong European Utilities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000201713 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000201713 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000201713 | Asset Report 4 ColumnMexico Equity Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000201713 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000201713 | Asset Report 4 ColumnS&P 500 Lookback Options
Holdings [Line Items]
Percent of Total Investments	1.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.10%
Percent of Net Long Exposure	(1.10%)
C000201713 | Asset Report 4 ColumnS&P 500 Options
Holdings [Line Items]
Percent of Total Investments	1.00%
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000201713 | Asset Report 4 ColumnTOPIX Options
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000201713 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	2.00%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000201713 | Asset Report 4 ColumnUS 10yr Treasury Bonds
Holdings [Line Items]
Percent of Total Investments	1.70%
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.70%
C000201713 | Asset Report 4 ColumnUS 2yr Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	6.50%
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000201713 | Asset Report 4 ColumnUS Staples Sector
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000201713 | Asset Report 4 ColumnUSDCHF Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000196984 | Asset Report 4 ColumnEU Aerospace and Defense Sector Options
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000196984 | Asset Report 4 ColumnGBP 10yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000196984 | Asset Report 4 ColumnGBP 10yr Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	2.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(2.00%)
C000196984 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	66.00%
Percent of Total Long Exposure	66.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	66.00%
C000196984 | Asset Report 4 ColumnLong European Utilities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000196984 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000196984 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000196984 | Asset Report 4 ColumnMexico Equity Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000196984 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000196984 | Asset Report 4 ColumnS&P 500 Lookback Options
Holdings [Line Items]
Percent of Total Investments	1.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.10%
Percent of Net Long Exposure	(1.10%)
C000196984 | Asset Report 4 ColumnS&P 500 Options
Holdings [Line Items]
Percent of Total Investments	1.00%
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000196984 | Asset Report 4 ColumnTOPIX Options
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000196984 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	2.00%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000196984 | Asset Report 4 ColumnUS 10yr Treasury Bonds
Holdings [Line Items]
Percent of Total Investments	1.70%
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.70%
C000196984 | Asset Report 4 ColumnUS 2yr Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	6.50%
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000196984 | Asset Report 4 ColumnUS Staples Sector
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000196984 | Asset Report 4 ColumnUSDCHF Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%
C000144475 | Asset Report 4 ColumnEU Aerospace and Defense Sector Options
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000144475 | Asset Report 4 ColumnGBP 10yr Interest Rate Swaps
Holdings [Line Items]
Percent of Total Investments	1.90%
Percent of Total Long Exposure	1.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.90%
C000144475 | Asset Report 4 ColumnGBP 10yr Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	2.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(2.00%)
C000144475 | Asset Report 4 ColumnInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Total Investments	66.00%
Percent of Total Long Exposure	66.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	66.00%
C000144475 | Asset Report 4 ColumnLong European Utilities
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000144475 | Asset Report 4 ColumnLong Mexico Equities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000144475 | Asset Report 4 ColumnLong Spot Uranium
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000144475 | Asset Report 4 ColumnMexico Equity Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000144475 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000144475 | Asset Report 4 ColumnS&P 500 Lookback Options
Holdings [Line Items]
Percent of Total Investments	1.10%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.10%
Percent of Net Long Exposure	(1.10%)
C000144475 | Asset Report 4 ColumnS&P 500 Options
Holdings [Line Items]
Percent of Total Investments	1.00%
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.00%
C000144475 | Asset Report 4 ColumnTOPIX Options
Holdings [Line Items]
Percent of Total Investments	0.70%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.70%
C000144475 | Asset Report 4 ColumnTrend-Based Rotation Tilt
Holdings [Line Items]
Percent of Total Investments	2.00%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.00%
C000144475 | Asset Report 4 ColumnUS 10yr Treasury Bonds
Holdings [Line Items]
Percent of Total Investments	1.70%
Percent of Total Long Exposure	1.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.70%
C000144475 | Asset Report 4 ColumnUS 2yr Receiver Swaptions
Holdings [Line Items]
Percent of Total Investments	6.50%
Percent of Total Long Exposure	6.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.50%
C000144475 | Asset Report 4 ColumnUS Staples Sector
Holdings [Line Items]
Percent of Total Investments	1.30%
Percent of Total Long Exposure	1.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.30%
C000144475 | Asset Report 4 ColumnUSDCHF Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.80%